WARRANT LIABILITY - Summary of Warrant Liability (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2019
Disclosure of classes of share capital [line items]
Number of Warrants, Opening Balance			21,203,411	13,901,859	13,901,859
Number of Warrants, exercised	(6,217,939)		(6,217,939)		(1,018,506)	(1,018,506)
Number of Warrants, expired					(135,824)
Number of Warrants, Ending Balance	30,242,724		30,242,724		21,203,411
Warrant liability, Opening Balance			$ 3,621,444	$ 11,250,167	$ 11,250,167
Warrant liability, exercised			(4,419,161)		(3,742,824)
Warrant liability, expired
Warrant liability, Foreign exchange adjustment during the period	$ 48,065	$ 142,682	9,972	36,625	17,687
Warrant liability, Fair value adjustment during the period	(2,872,069)	$ (6,609,952)	4,793,375	$ 3,866,673	(19,800,645)
Warrant liability, Ending Balance	$ 14,698,330		$ 14,698,330		$ 3,621,444
Issue of warrants expiring, March 21, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants, issued					8,455,882
Warrant liability, issued					$ 15,897,059
Issue of warrants expiring, March 27, 2025 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants, issued			3,500,000
Warrant liability, issued			$ 475,300
Issue of warrants expiring, November 6, 2025 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants, issued			2,757,252
Warrant liability, issued			$ 508,200
Issue of warrants expiring, June 10, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants, issued			9,000,000
Warrant liability, issued			$ 9,709,200